CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE EARNINGS (LOSS) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Operations and Comprehensive Earnings (Loss) [Abstract]
Revenue	$ 548,523	$ 441,860	$ 397,321
Cost of goods sold	369,544	296,219	272,047
Gross margin	178,979	145,641	125,274
Expenses
Sales and marketing	50,476	42,182	37,067
Research and development (note 21)	80,937	73,112	61,785
Administration	37,027	35,164	32,777
Acquisition costs	1,588	508	3,182
Restructuring (note 22)	1,598	171	2,251
Integration	1,082	27	0
Impairment (note 14 and note 15)	3,756	0	0
Amortization	9,109	12,141	10,418
Total expenses	185,573	163,305	147,480
Loss from operations	(6,594)	(17,664)	(22,206)
Foreign exchange gain (loss)	(12,390)	3,823	3,326
Other income (expense) (note 23)	854	(98)	(196)
Loss before income taxes	(18,130)	(13,939)	(19,076)
Income tax expense (recovery) (note 19)	(1,277)	1,611	(14,874)
Net loss from continuing operations	(16,853)	(15,550)	(4,202)
Net earnings from discontinued operations (note 9)	0	70,588	31,401
Net earnings (loss)	(16,853)	55,038	27,199
Other comprehensive income, net of taxes:
Foreign currency translation adjustments, net of taxes of $nil	893	604	538
Total comprehensive earnings (loss)	$ (15,960)	$ 55,642	$ 27,737
Basic and diluted net earnings (loss) per share (in dollars) (note 24)
Continuing operations	$ (0.53)	$ (0.50)	$ (0.14)
Discontinued operations	$ 0.00	$ 2.29	$ 1.02
Basic and diluted net earnings (loss) per share (in dollars per share)	$ (0.53)	$ 1.79	$ 0.88
Weighted average number of shares outstanding (in thousands) (note 24)
Basic and diluted	31,512	30,771	30,788